FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-02896

                          Dryden High Yield Fund, Inc.

               (Exact name of registrant as specified in charter)


     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

               (Address of principal executive offices) (Zip Code)


                             Jonathan D. Shain, Esq.
     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 973-802-6469

                       Date of fiscal year-end: August 31

                     Date of reporting period: June 30, 2009




Item 1. Proxy Voting Record

In determining votes against management, any ballot that management did not make a recommendation is considered to be "FOR" regardless of the vote cast. Any "Abstain" vote cast is considered as voted, and to be against the management recommendation.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02896
Reporting Period: 07/01/2008 - 06/30/2009
Dryden High Yield Fund, Inc.









================== DRYDEN HIGH YIELD FUND - SUB-ADVISER: PIM ===================


EMBARQ CORPORATION

Ticker:       EQ             Security ID:  29078E105
Meeting Date: JAN 27, 2009   Meeting Type: GENERAL
Record Date:  DEC 17, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     TO ADOPT THE AGREEMENT AND PLAN OF      FOR       FOR          Management
      MERGER, AMONG CENTURYTEL, INC., CAJUN
      ACQUISITION COMPANY, A WHOLLY OWNED
      SUBSIDIARY OF CENTURYTEL, INC., AND
      EMBARQ CORPORATION. UPON APPROVAL,
      CAJUN ACQUISITION COMPANY WILL BE
      MERGED WITH AND INTO EMBARQ AND EACH
      OUTS


--------------------------------------------------------------------------------

NEENAH ENTERPRISES INC.

Ticker:       NENA           Security ID:  64007P103
Meeting Date: JAN 28, 2009   Meeting Type: GENERAL
Record Date:  DEC 28, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     DIRECTOR(S)                             FOR       FOR          Management
2     TO RATIFY THE APPOINTMENT OF ERNST &    FOR       FOR          Management
      YOUNG LLP AS THE INDEPENDENT REGISTERED
      PUBLIC ACCOUNTING FIRM FOR THE 2009
      FISCAL YEAR.


--------------------------------------------------------------------------------

SPRINT NEXTEL CORPORATION

Ticker:       S              Security ID:  852061100
Meeting Date: MAY 12, 2009   Meeting Type: GENERAL
Record Date:  MAR 13, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     DIRECTOR(S).                            FOR       FOR          Management
2     TO RATIFY THE APPOINTMENT OF KPMG LLP   FOR       FOR          Management
      AS THE INDEPENDENT REGISTERED PUBLIC
      ACCOUNTING FIRM OF SPRINT NEXTEL FOR
      2009.
3     TO APPROVE AMENDMENTS TO THE 1988       FOR       FOR          Management
      EMPLOYEES STOCK PURCHASE PLAN.
4     TO VOTE ON A SHAREHOLDER PROPOSAL       AGAINST   FOR          Management
      CONCERNING SPECIAL SHAREHOLDER
      MEETINGS.
5     TO VOTE ON A SHAREHOLDER PROPOSAL       AGAINST   FOR          Management
      CONCERNING POLITICAL CONTRIBUTIONS.


--------------------------------------------------------------------------------

XEROX

Ticker:       XER            Security ID:  984121103
Meeting Date: MAY 21, 2009   Meeting Type: GENERAL
Record Date:  MAR 23, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     DIRECTOR(S).                            FOR       FOR          Management
2     RATIFICATION OF THE SELECTION OF        FOR       FOR          Management
      PRICEWATERHOUSECOOPERS LLP AS THE
      COMPANY'S INDEPENDENT REGISTERED PUBLIC
      ACCOUNTING FIRM FOR 2009.

========== END NPX REPORT


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




Dryden High Yield Fund, Inc.


By




/s/ Judy A. Rice*
      (Jonathan D. Shain)






Judy A. Rice, President

*By Power of Attorney dated July 1, 2008. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 33 to the Registration Statement on Form N1-A for Jennison Natural Resources Fund, Inc. (File No. 33-15166) filed via EDGAR on July 31, 2008.


Date:    August 27, 2009